Leases - Other (Details)					3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2022 USD ($)	Jan. 31, 2020 USD ($)	Nov. 30, 2019 USD ($) ft²	Aug. 31, 2019 USD ($) ft²	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Leases
Lease space | ft²			5,200	8,052
Rent lease expense					$ 209,000	$ 180,000	$ 417,000	$ 354,000	$ 735,000	$ 697,000
Cash paid for operating lease liabilities							410,000	$ 354,000		$ 702,000
Lease liabilities					$ 2,039,000		$ 2,039,000		2,380,000
ASU 2016-02
Leases
Operating lease liabilities									2,600,000
Lease liabilities									$ 2,900,000
Minimum
Leases
Monthly rent expense	$ 7,000	$ 12,000	$ 28,000	$ 9,000
Maximum
Leases
Monthly rent expense	$ 23,000	$ 17,000	$ 30,000	$ 19,000